Deferred Income Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Accounts receivable	$ 135,983
Accounts payable	1,131,070
Accrued liabilities	338,901
Deferred rent and lease incentives	2,353,514
Stock compensation	202,453
Other assets	54,836
Total deferred tax assets	4,216,757
Valuation allowance	(314,289)
Net deferred tax assets	3,902,468
Deferred income tax liabilities:
Fixed assets	(1,158,897)
Intangible assets	(1,725,099)
Equity investments in affiliates	(1,330,295)
Prepaid and other current assets	(174,419)
Total deferred tax liabilities	(4,388,710)
Net deferred tax liabilities	$ (486,242)